1933 Act File No. 33-31259
                                   1940 Act File No. 811-5911

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
                                                               --

   Pre-Effective Amendment No.       .............
                                 --

   Post-Effective Amendment No.   41   ...........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   41   ..........................       X

                         FEDERATED MUNICIPAL TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on            pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on December 15, 1995; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                         Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FEDERATED MUNICIPAL TRUST, which consists of fifteen portfolios: (1) Connecticut Municipal Cash Trust, (a) Institutional Service Shares; (2) Pennsylvania Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Service Shares;
(c) Institutional Shares (3) Minnesota Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Shares; (4) New Jersey Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (5) Ohio Municipal Cash Trust, (a) Cash II Shares (b) Institutional Shares, and (c) Institutional Service Shares; (6) Virginia Municipal Cash Trust,
(a) Institutional Shares and (b) Institutional Service Shares; (7) Alabama Municipal Cash Trust; (8) North Carolina Municipal Cash Trust; (9) Maryland Municipal Cash Trust; (10) California Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (11) New York Municipal Cash Trust, (a) Cash II Shares and (b) Institutional Service Shares; (12) Florida Municipal Cash Trust, (a) Institutional Shares and (b) Cash II Shares; (13) Massachusetts Municipal Cash Trust, (a) Institutional Service Shares and (b) BayFunds Shares; (14) Michigan Municipal Cash Trust,
(a) Institutional Shares and (b) Institutional Service Shares; and (15) Georgia Municipal Cash, relates only to (12) Florida Municipal Cash Trust and is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.
                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-15) Cover Page.

Item 2.   Synopsis.................(1-15) Summary of Fund Expenses.

Item 3.   Condensed Financial
          Information..............(1, 2a, 2b, 3-12a,13) Financial
                                   Highlights; (1-15) Performance
                                   Information.

Item 4.   General Description of
          Registrant...............(1-15) General Information; (1-13a, 14,
                                   15) Investment Information; (1-13a, 14,
                                   15) Investment Objective; (1-13a, 14,
                                   15) Investment Policies; (13b)
                                   Investment Objective and Policies;
                                   (1) Connecticut Municipal Securities;
                                   (2) Pennsylvania Municipal Securities;
                                   (3) Minnesota Municipal Securities;
                                   (4) New Jersey Municipal Securities; (5)
                                   Ohio Municipal Securities; (6) Virginia
                                   Municipal Securities; (7) Alabama
                                   Municipal Securities; (8) North Carolina
                                   Municipal Securities; (9) Maryland
                                   Municipal Securities; (10) California
                                   Municipal Securities; (11) New York
                                   Municipal Securities; (12) Florida
                                   Municipal Securities; (13) Massachusetts
                                   Municipal Securities; (14) Michigan
                                   Municipal Securities; (15) Georgia
                                   Municipal Securities; (1) Connecticut
                                   Investment Risks; (2) Pennsylvania
                                   Investment Risks; (3) Minnesota
                                   Investment Risks; (4) New Jersey
                                   Investment Risks; (5) Ohio Investment
                                   Risks; (6) Virginia Investment Risks;
                                   (7) Alabama Investment Risks; (8) North
                                   Carolina Investment Risks; (9) Maryland
                                   Investment Risks; (10) California
                                   Investment Risks; (11) New York
                                   Investment Risks; (12b) Investment
                                   Risks; (13) Massachusetts Investment
                                   Risks;(14) Michigan Investment Risks;
                                   (15) Investment Risks; (1-15) Non-
                                   Diversification; (1-13a, 14,
                                   15) Investment Limitations;
                                   (1-15) Regulatory Compliance.

Item 5.   Management of the Fund...(1-12a, 13a, 14) Trust Information;
                                   (12b, 15) Fund Information; (1-12a, 13a,
                                   14) Management of the Trust; (12b)
                                   Management of the Fund; (13b)
                                   Management, Distribution and
                                   Administration; (1-6, 11, 12, 13a)
                                   Distribution of Cash Series,
                                   Institutional, Institutional Service, or
                                   Cash II Shares; (7,8,9,10,12,15)
                                   Distribution of Shares; (2-7,  9, 10,
                                   11, 12b, 13a, 14, 15) Administration of
                                   the Fund; (1, 8, 12a) Administration of
                                   the Trust; (2c, 9, 12, 14, 15) Expenses
                                   of the Fund.

Item 6.   Capital Stock and Other
          Securities...............(1-12a, 13a, 14, 15) Dividends; (1-12a,
                                   13a, 14, 15) Capital Gains; (13b)
                                   Dividends and Distributions; (1-12a,
                                   13a, 14, 15) Shareholder Information;
                                   (12b) Account and Share Information; (1-
                                   12a, 13-15) Voting Rights; (1-12a, 13a,
                                   14, 15) Massachusetts Partnership Law;
                                   (1-15) Tax Information; (1-13a, 14, 15)
                                   Federal Income Tax; (1) Connecticut Tax
                                   Considerations; (2) Pennsylvania Tax
                                   Considerations; (3) Minnesota Tax
                                   Considerations; (4) New Jersey Tax
                                   Considerations; (5) Ohio Tax
                                   Considerations; (6) Virginia Tax
                                   Considerations; (7) Alabama Taxes; (8)
                                   North Carolina Taxes; (9) Maryland Tax
                                   Considerations; (10) California State
                                   Income Taxes; (11) New York State Tax
                                   Considerations; (12a) Florida Tax
                                   Considerations; (12b) Florida
                                   Intangibles Tax; (12b) Florida State
                                   Municipal Taxation; (13) Massachusetts
                                   Tax Considerations; (14) Michigan Tax
                                   Considerations; (1-13a, 14, 15)  State
                                   and Local Taxes; (2, 3, 4, 5, 6, 11,
                                   12b, 13) Other Classes of Shares.

Item 7.   Purchase of Securities Being
          Offered..................(1-15) Net Asset Value; (1, 2, 3, 4-12a,
                                   13, 14) Shareholder Servicing
                                   Arrangements; (2c, 15) Other Payments to
                                   Financial Institutions; (2a, 3a, 4b, 5a,
                                   11, 12a)  Distribution and Shareholder
                                   Services Plan; (13b) Distribution; (1,
                                   2bc, 3b, 4, 5c, 6-10, 13, 14, 15)
                                   Shareholder Services Plan; (13b) How to
                                   Buy Shares; (1, 2a, 3a, 5a, 7-10, 11a,
                                   12, 14, 15) How to Purchase Shares; (15)
                                   Purchasing Shares Through a Financial
                                   Institution, Purchasing Shares By Wire,
                                   Purchasing Shares By Check; (2bc, 3b, 4,
                                   5c, 6, 11b, 13a) Investing in the Fund;
                                   (2bc, 3b, 4, 5c, 6, 11b, 13a) Share
                                   Purchases; (1, 2a, 3a, 5a, 7-10, 11a,
                                   12, 14,1 5) Special Purchase Features;
                                   (2bc, 3b, 4, 5c, 6, 11b, 13a) Minimum
                                   Investment Required, (1, 2a, 3a, 5a, 7-
                                   10, 11a, 12a, 14, 15) Systematic
                                   Investment Program; (2bc, 3b, 4, 5c, 6,
                                   11b, 13a) Subaccounting Services; (1-
                                   12a, 13-15 5b, 10b, 14b) Certificates
                                   and Confirmations.

Item 8.   Redemption or Repurchase.(1, 2a, 3a, 5a, 7-10, 11a, 12, 13b, 14,
                                   15) How to Redeem Shares; (2bc, 3b, 4,
                                   5c, 6, 11b, 13a) Redeeming Shares; (1,
                                   2a, 3a, 5a, 7-10, 11a, 12a, 14, 15)
                                   Redeeming Shares Through a Financial
                                   Institution; (1, 2bc, 3b, 4, 5c, 6, 10,
                                   11, 13a) Telephone Redemption; (1, 2a,
                                   3a, 5a, 7-10, 11a, 12a, 14, 15)
                                   Redeeming Shares by Telephone; (2bc, 3b,
                                   4, 5c, 6, 11b, 13a) By Mail; (1, 2a, 3a,
                                   5a, 7-10, 11a, 12a, 14, 15) Redeeming
                                   Shares by Mail; (3b, 2b, 13a, 4b) By
                                   Writing a Check; (1, 2a, 3a, 5a, 7-10,
                                   11a, 12, 14, 15) Special Redemption
                                   Features, Check Writing, Debit Card, and
                                   Systematic Withdrawal Program; (1-
                                   13a,14, 15) Accounts With Low Balances.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-15) Cover Page.

Item 11.  Table of Contents........(1-15) Table of Contents.

Item 12.  General Information and
          History..................(1-12a, 13, 14) General Information
                                   About the Fund; (12b) About Federated
                                   Investors.

Item 13.  Investment Objectives and
          Policies.................(1-15) Investment Objective and
                                   Policies; (1-15) Investment Limitations.

Item 14.  Management of the Fund...(1-15) Federated Municipal Trust
                                   Management.

Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.

Item 16.  Investment Advisory and Other
          Services.................(1-12a, 13-15) Investment Advisory
                                   Services; (12b) Fund Administration; (1-
                                   14) Administrative Services;
                                   (3a,4a,5a,11) Distribution Plan;
                                   (3b,7b,10, 14,15) Shareholder Services
                                   Plan; (12a) Distribution and Shareholder
                                   Services Plan; (12b) Distribution Plan
                                   and Shareholder Services Agreement.

Item 17.  Brokerage Allocation.....(1-15) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............Not applicable.

Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   (1-12a, 13-14) Purchasing Shares;
                                   (1-15) Determining Net Asset Value; (1-
                                   12a, 13-14) Redeeming Shares; (1-15)
                                   Redemption in Kind.

Item 20.  Tax Status...............(1-12a, 13-14) Tax Status; (12b, 15) The
                                   Fund's Tax Btatus.

Item 21.  Underwriters.............Not applicable.

Item 22.  Calculation of Performance
          Data.....................(1-15) Yield; (1-15) Effective Yield;
                                   (1,2,3a,4-15) Tax-Equivalent Yield; (1-
                                   12a, 13-15) Performance Comparisons;
                                   (12b, 15) Performance Information, (12b,
                                   15) Tax-Equivalency Table, (12b, 15)
                                   Total Return.

Item 23.  Financial Statements.....(1-15) Filed in Part A.
This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Part A of Post-Effective Amendment No. 39 filed December 22, 1995 in its entirety. (File Nos. 33-31259 and 811-5911).



                          FLORIDA MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                               CASH II SHARES
                            INSTITUTIONAL SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Florida Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust"), dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                        Statement dated January 30, 1996




              FEDERATED SECURITIES
              CORP.

              Distributor
              A subsidiary of Federated
              Investors



INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed
  Delivery Transactions          4
 Repurchase Agreements           4
 Credit Enhancement              5
FLORIDA INVESTMENT RISKS         5

INVESTMENT LIMITATIONS           7

 Regulatory Compliance          10
FEDERATED MUNICIPAL TRUST
MANAGEMENT                       5

 Share Ownership                10
 Trustees Compensation          20
 Trustee Liability              22
 Investment Adviser             22
 Advisory Fees                  22
BROKERAGE TRANSACTIONS          23

OTHER SERVICES                  25

 Fund Administration            25
 Custodian and Portfolio
  Recordkeeper                  25
 Transfer Agent                 26


 Independent Public Accountants 26
DISTRIBUTION PLAN AND SHAREHOLDER
SERVICES AGREEMENT              26

DETERMINING NET ASSET VALUE     27

REDEMPTION IN KIND              28

THE FUND'S TAX STATUS           28

PERFORMANCE INFORMATION         29

 Yield                          29
 Effective Yield                30
 Tax-Equivalent Yield           30
 Tax-Equivalency Tables         30
 Total Return                   33
 Performance Comparisons        34
ABOUT FEDERATED INVESTORS       34

APPENDIX                        36




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic, and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

FLORIDA INVESTMENT RISKS

Florida's economic expansion continues to be among the strongest in the region. Employment growth through 1994 was a strong 5.8%. Service, construction, and trade sectors comprise more than 64% of the state's labor force. Agriculture, particularly citrus fruits, is also an important part of the economy. The unemployment rate through 1995 is estimated at 5.3%, down from a recessionary peak of 8.2% in 1992.
Florida continues to experience strong population growth, but at decelerating rates. The over 65 group is no longer the fastest growing component. Personal income continues to grow. After setbacks in the early 1990s because of recession and natural disasters, personal income growth is now above the national average (5.9% for Florida, 5.5% nationally). Florida's debt structure is complex, differing from other states in that almost all of its General Obligation Debt is secured from dedicated taxes with full faith and credit as a back-up. Also, special obligations are mostly issued in the state's name and responsibility for the debt is taken by the state, subject to a pledged revenue source.
In Florida, a state income tax is unconstitutional. Therefore, the resulting heavy dependence on sales tax revenues makes the general fund vulnerable to recession.
In 1994, Florida voters approved a revenue limit which allows annual revenue to grow by the average of annual personal income growth over the previous five years. This limit, along with growth pressure and the vulnerability of the sales tax, present a challenge to Florida if it intends to continue its expansion.
In October 1995, the northwest coast of Florida suffered significant damage due to Hurricane Opal, leading to eight counties being declared disaster areas. Damage and repair costs may cost the state and local governments between $20-$30 million, although the state could decide to absorb the costs on behalf of the local governments. This debt would be manageable for the state as repayments could be spread out over several years. Much of the area affected was rural, and there were no bond-financed state buildings affected. The financial condition of municipal debts was unaffected, due to federal disaster payments and the overall level of private insurance. However, it is possible that future storm damage could severely impact local bond issues.
The Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligation will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying condition of the state and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department


John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA


Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated
Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.


President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee


Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the


Funds; President, Executive Vice President and Treasurer of some of the
Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938


Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income


Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of January 17, 1996, no shareholder of record owned 5% or more of the outstanding Cash II Shares of the Fund.
As of January 17, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Florida Municipal Cash
Trust: Windmere Corporation, Miami Lakes, FL, 5.19%; PCA Property and Casualty Insurance Company, Longwood, FL, 6.04%; PCA Family Health Plan,


Inc., Miami, FL, 6.24%; The Beach Bank of Vero Beach, Vero Beach, FL, 6.70%; and Mifla & Co., Milwaukee, FL, 24.36%.


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust and
Chairman and Trustee                    68 other investment companies in
the Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust and
Trustee                            49 other investment companies in the
Fund Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
William J. Copeland $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Glen R. Johnson     $0             $0 for the Trust and
President and Trustee                   14 other investment companies in
the Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust and


Trustee                            64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Peter E. Madden     $2,757         $90,563 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.



TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended October 31, 1995, and for the period from September 12, 1994 (start of business), to October 31, 1994, the adviser earned $522,992, and $20,127, respectively, of which $480,076, and $20,127, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and


similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, and for the period from September 21, 1994 (date of initial public investment), to October 31, 1994, the Fund paid no brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.




OTHER SERVICES



FUND ADMINISTRATION

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators.") For the fiscal year ended October 31, 1995 and for the period from September 12, 1994 (start of business), to October 31, 1994, the Administrators earned $125,000, and $13,699, respectively.
Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.

CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.




TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Board of Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ending October 31, 1995, payments in the amount of $0 were made pursuant to the Distribution Plan. In addition, for this period, payments in the amount of $326,870 were made pursuant to the Shareholder Services Agreement of which $62,831 was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yield for Institutional Shares was 3.44%.


EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yield for Institutional Shares was 3.49%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
For the seven-day period ended October 31, 1995, the tax-equivalent yield for Institutional Shares was 5.70%.
TAX-EQUIVALENCY TABLES
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                       TAXABLE YIELD EQUIVALENT FOR 1995


    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1- $39,001-   $94,251-   $143,601-     OVER


    RETURN    39,000  94,250    143,600     256,500    256,500

    SINGLE       $1- $23,351-   $56,551-   $117,951-     OVER
    RETURN    23,350  56,550    117,950     256,500    256,500


    Tax-Exempt
    Yield                          Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
                       TAXABLE YIELD EQUIVALENT FOR 1995

                             State of Florida

                          FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1   $38,001   $94,251     $143,601     OVER
    RETURN    39,000  94,250    143,600     256,500    256,500

    SINGLE       $1   $23,351   $56,551     $117,951     OVER
    RETURN    23,350  56,550    117,950     256,500    256,500


    Tax-Exempt
    Yield                     Taxable Yield Equivalent


     1.00%     1.38%    1.59%     1.65%      1.76%       1.86%
     1.50%     1.96%    2.28%     2.37%      2.54%       2.68%
     2.00%     2.55%    2.98%     3.10%      3.33%       3.51%
     2.50%     3.14%    3.67%     3.82%      4.11%       4.34%
     3.00%     3.73%    4.37%     4.55%      4.89%       5.17%
     3.50%     4.32%    5.06%     5.27%      5.67%       5.99%
     4.00%     4.91%    5.76%     6.00%      6.45%       6.82%


     4.50%     5.49%    6.45%     6.72%      7.23%       7.65%
     5.00%     6.08%    7.14%     7.45%      8.01%       8.48%
     5.50%     6.67%    7.84%     8.17%      8.79%       9.31%
     6.00%     7.26%    8.53%     8.90%      9.58%      10.13%
     6.50%     7.85%    9.23%     9.62%     10.36%      10.96%
     7.00%     8.44%    9.92%    10.34%     11.14%      11.79%
     7.50%     9.02%   10.62%    11.07%     11.92%      12.62%
     8.00%     9.61%   11.31%    11.79%     12.70%      13.45%

    Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness, at the rate of $2.00 per $1,000 of the properties' market value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 20 basis point incremental benefit resulting from the avoidance of this tax.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended October 31, 1995, and for the period from September 21, 1994 (date of initial public investment), through October 31, 1995, the average annual total returns were 3.60% and 3.56%, respectively for Institutional Shares.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.


*Source:  Investment Company Institute
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

APPENDIX

                      STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS


A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE  RATE  DEMAND  NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety
   regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to
pay interest and repay principal is     extremely strong.


AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
                      MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.
VARIABLE  RATE  DEMAND  NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS


P-1            Issuers rated PRIME-1 (or related supporting institutions)
     have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
     have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.



Cusip 314229758
Cusip 314229683
G00537-01 (1/96)




PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements: (1-15) Filed in Part A.
          (b)  Exhibits:
                (1) Copy of Declaration of Trust of the Registrant (1);
                      (i)Conformed copy of Amendment No. 4, dated
                         September 1, 1989, to the Declaration of Trust
                         (7);
                     (ii)  Copy of Amendment No. 10, dated November 18,
                         1992, to the Declaration of Trust (12);
                    (iii)Conformed copy of Amendment No. 12, dated Nov.
                         22, 1993, to the Declaration of Trust (17);
                     (iv)Conformed copy of Amendment No. 13, dated
                         February 24, 1994, to the Declaration of Trust
                         (17);
                      (v)Conformed copy of Amendment No. 14, dated August
                         25, 1994 (20);
                      (vi)..........Conformed copy of Amendment No. 17
                         dated September 1, 1989 (28);
                (2) Copy of By-Laws of the Registrant (7);
                (3) Not applicable;
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on September 29, 1989 (File Nos. 33-31259 and 811-5911).


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
12.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31251 and 811-5911).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)
28.Response is incorporated by reference to Registrant's Post- Effective
   Amendment No. 39 on Form N-1A filed on December 22, 1995 (File Nos. 33-31259 and 811-5911)


               (4) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota Municipal Cash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey


                    Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (16);
                    (ii) Copy of Specimen Certificate for Maryland
                         Municipal Cash Trust (17);
                    (iii)Copy of Specimen Certificate for Florida
                         Municipal Cash Trust (20)
                    (iv) Copy of Specimen Certificate for Michigan
                         Municipal Cash Trust (24);
                    (v) Copy of Specimen Certificate for Pennsylvania Municipal Cash Trust- Institutional Shares (25);
                    (vi) Copy of Speciment Certificate for Georgia
                         Municipal Cash Trust (26);
                (5) Copy of Investment Advisory Contract of the
                    Registrant (7);

7. Response is incorporated by reference to Registrant's Post-ffective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
16.Response is incorporated by reference to Registrant's Post-ffective
   Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31251 and 811-5911).
17.Response is incorporated by reference to Registrant's Post-ffective
   Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911).


24.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).
25.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911)
26.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 36 on Form N-1A filed on May 31, 1995 (File Nos. 33-31251 and 811-5911).


                      (i) Conformed copy of Exhibit G to Investment
                          Advisory Contract for Virginia Municipal Cash Trust (18);
                     (ii)Conformed copy of Exhibit H to Investment
                         Advisory Contract for Alabama Municipal Cash
                         Trust (19);
                     (iii)..........Conformed copy of Exhibit I to
                         Investment Advisory Contract for North Carolina Municipal Cash Trust (19);
                     (iv)Conformed copy of Exhibit J to Investment
                         Advisory Contract for Maryland Municipal Cash
                         Trust (19);
                      (v)Conformed copy of Exhibit K to Investment
                         Advisory Contract for New York Municipal Cash
                         Trust; (22)
                     (vi)Conformed copy of Exhibit L to Investment
                         Advisory Contract for California Municipal Cash Trust; (22)


                    (vii)Conformed copy of Exhibit M to the Investment
                         Advisory Contract for Florida Municipal Cash
                         Trust; (22)
                   (viii)Conformed copy of Exhibit O to the Investment
                         Advisory Contract for Michigan Municipal Cash
                         Trust (27);
                    (ix) Conformed copy of Exhibit N to the Investment
                         Advisory Contract for Georgia Municipal Cash
                         Trust (27);
               (6)  Copy of Distributor's Contract of the
                    Registrant(7);
                      (i)Conformed copy of Exhibit M to Distributor's
                         Contract; (22)
                     (ii)Conformed copy of Exhibit N to the Distributor's
                         Contract for Virginia Municipal Cash Trust (19);
                    (iii)Conformed copy of Exhibit O to the Distributor's
                         Contract for Alabama Municipal Cash Trust (19);
                     (iv)Conformed copy of Exhibit P to the Distributor's
                         Contract for North Carolina Municipal Cash Trust
                         (19);


+ All exhibits have been filed electronically.
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).


19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
                      (v)Conformed copy of Exhibit Q to the Distributor's
                         Contract for Maryland Municipal Cash Trust (19);
                     (vi)Conformed copy of Exhibit R to the Distributor's
                         Contract for New York Municipal Cash Trust, Cash II Shares (21);
                    (vii)Conformed copy of Exhibit S to the Distributor's
                         Contract for New York Municipal Cash Trust,
                         Institutional Service Shares (21);
                   (viii)Conformed copy of Exhibit T to the Distributor's
                         Contract for California Municipal Cash Trust
                         (21);
                     (ix)Conformed copy of Exhibit U to the Distributor's
                         Contract for Florida Municipal Cash Trust; (22)
                      (x)Conformed copy of Exhibit W to the Distributor's
                         Contract for Michigan Municipal Cash Trust (27);
                     (xi)Conformed copy of Exhibit X to the Distributor's
                         Contract for Pennsylvania Municipal Cash Trust-Institutional Shares (27);
                    (xii)Conformed copy of Exhibit V to the Distributor's
                         Contract for Georgia Municipal Cash Trust (27);


                    (xiii) Conformed copy of specimen Mutual Funds Sales
                          and Service Agreeement (27);
                    (xiv)Conformed copy of specimen Mutual Funds Service
                         Agreement (27);
                    (xv) Conformed copy of specimen Plan Trustee/Mutual
                         Funds Service Agreement (27);
                    (xvi)Conformed copy of Exhibit Y to the Distributor's
                         Contract for Florida Municipal Cash Trust-CashII Shares (29)
                (7) Not applicable;

+ All exhibits have been filed electronically.
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996 (File Nos. 33-31259 and 811-5911).


                (8)   (i) Conformed copy of Custodian Agreement of    the
                    Registrant (22);
                     (ii) Copy of Exhibit 1 to the Custodian
                         Agreement (27);
               (9)    (i)  Conformed copy of Agreement for Fund
                    Accounting, Shareholder Recordkeeeping,            and
                    Custody Services Procurement (27);
                      (ii) Conformed copy of Sub-Transfer Agency Agreement
                         of the Registrant (Massachusetts Municipal Cash Trust--BayFunds Shares only)(15);
                     (iii) Conformed copy of Shareholder Services Agreement
                         of the Registrant (Massachusetts Municipal Cash Trust--BayFunds Shares only) (15);
                     (iv)Conformed copy of Shareholder Services Agreement
                         of the Registrant; (22)
                     (v) The response and exhibits described in Item
                         24(b)(6) are hereby incorporated by reference;
                    (vi) Conformed copy of Administrative Services
                         Agreement of the Registrant; (22)
               (10) (i) Copy of Opinion and Consent of Counsel as to the legality of shares for Minnesota Municipal Cash Trust (5);
                    (ii) Copy of Opinion and Consent of Counsel as to the
                         legality of shares for New Jersey Municipal Cash Trust (7);
               (11) Conformed copy of Consent of Independent Public
                         Accountants;+
               (12) Not applicable;
               (13) Copy of Initial Capital Understanding (2);


               (14) Not applicable.


+ All exhibits have been filed electronically.
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).


               (15)   (i)Copy of Rule 12b-1 Plan of the Registrant (7);
                         Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund - specific information, pursuant to Rule 8b-31 of the Investment Company Act they need not be filed.
                      (ii) Conformed copy of Exhibit H to 12b-1 Plan for
                         New York Municipal Cash Trust, Cash II Shares
                         (21);
                     (iii) Conformed copy of Exhibit I to 12b-1 Plan for
                         New York Municipal Cash Trust, Institutional
                         Service Shares (21);
                      (iv) Conformed copy of Exhibit J to 12b-1 Plan for
                         Florida Municipal Cash Trust; (22)
                      (v)  The response and exhibits described in Item 24
                         (b) (6) are hereby incorporated by reference.
                      (vi)..........Conformed copy of Exhibit K to 12b-1
                         Plan for Florida Municipal Cash Trust-Cash II
                         Shares (29);

+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).


22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
29 . Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 40 on Form N-1A filed on January 30, 1996 (File Nos. 33-31259 and 811-5911).


               (16) Schedules for Computation of Performance Data;
                      (i)New Jersey Municipal Cash Trust (Institutional
                         Shares and Institutional Service Shares) (23);
                     (ii)Ohio Municipal Cash Trust (23);
                    (iii)Virginia Municipal Cash Trust (Institutional
                         Share and Institutional Service Shares) (16);
                     (iv)Alabama Municipal Cash Trust (18);
                      (v)North Carolina Municipal Cash Trust (18);
                     (vi)Maryland Municipal Cash Trust (21);
                    (vii)Florida Municipal Cash Trust (23);
                    (viii)..........Michigan Municipal Cash Trust (29);
                      (ix)..........Georgia Municipal Cash Trust (29);
               (17) Copy of Financial Data Schedules; +
               (18) Not Applicable;
               (19) Conformed copy of Power of Attorney (27).

+ All exhibits have been filed electronically.
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).


18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
29 . Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record    Holders as of
          Title of Class                January 17, 1996
          Shares of beneficial
          interest (no par value)

          Florida Municipal Cash Trust


                  Institutional Shares                      308

Item 27.  Indemnification: (3.)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management
of the Fund" in Part A.  The affiliations      with    the Registrant of
four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated
          Municipal Trust Management - Officers and Trustees."  The
          remaining Trustee of the investment adviser, his position   with
the       investment adviser, and, in parentheses, his      principal
          occupation is:  Mark D. Olson (Partner, Wilson,   Halbrook &
          Bayard), 107 W. Market Street, Georgetown,   Delaware 19947.

          The remaining Officers of the investment adviser are: William D. Dawson, III, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer and Mary Jo Ochson,, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen
          A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F.


          Stotz, Sandra L. Weber, and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).




Item 29.  Principal Underwriters:

(a)       Federated Securities Corp., the Distributor for shares of the
             Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated


             Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
             Fund: 1-3 Years; Federated U.S. Government Securities Fund:
             3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for


             U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


(b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary



John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.  Location of Accounts and Records:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Services Company              P.O. Box 8600
("Transfer Agent, Dividend              Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services       Federated Investors Tower
("Administrator")                       Pittsburgh, PA  15222-3779


Federated Management                    Federated Investors Tower
("Adviser")                             Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
("Custodian")                      Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its


Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of January, 1996.


                         FEDERATED MUNICIPAL TRUST

               BY: /s/ Charles H. Field
               Charles H. Field, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 30, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                  TITLE                    DATE

By:/s/ Charles H. Field
   Charles H. Field      Attorney In Fact         January 30, 1996
   ASSISTANT SECRETARY   For the Persons
                         Listed Below

   NAME                  TITLE

John F. Donahue*         Chairman and Trustee
                         (Chief Executive Officer)

Glen R. Johnson*         President and Trustee



Thomas G. Bigley*        Trustee

John T. Conroy, Jr.*     Trustee

David M. Taylor*         Treasurer (Principal
                         Financial and Accounting
                         Officer)

William J. Copeland*     Trustee

James E. Dowd*           Trustee

Lawrence D. Ellis, M.D.* Trustee

Edward L. Flaherty, Jr.* Trustee

Peter E. Madden*         Trustee

Gregor F. Meyer*         Trustee

John E. Murray, Jr.*     Trustee

Wesley W. Posvar*        Trustee

Marjorie P. Smuts*       Trustee

* By Power of Attorney